Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2020
Entity Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 12, 2021
Document Effective Date	Jan. 12, 2021
Prospectus Date	Jan. 12, 2021
Adaptive Hedged Income Fund | Institutional Class Shares
Prospectus:
Trading Symbol	CADTX
Adaptive Hedged Income Fund | Class A Shares
Prospectus:
Trading Symbol	CAADX
Adaptive Hedged Income Fund | Class C Shares
Prospectus:
Trading Symbol	CADAX